Income Tax/ Deferred Tax	12 Months Ended
Dec. 31, 2022
Income Tax Deferred Tax
Income Tax/ Deferred Tax

NOTE 8: INCOME TAX / DEFERRED TAX

As indicated in Note 1, the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Paraguay and Brazil, and with respect to its cabotage operations in Uruguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and the port and international barge transportation services in Uruguay are not taxed. The corporate income tax rate in Argentina, Paraguay, Brazil, and Uruguay is 30%, 10%, 34%, and 25%, respectively for the year ended December 31, 2022.

The components of (loss)/profit before income taxes in consolidated statements of income for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Argentina	$(3,671)	$(12,843)	$129
Paraguay	(5,572)	(10,232)	(9,619)
Uruguay	39,160	12,835	50,271
Panama	(34,283)	(47,055)	(27,745)
Marshall Islands	(1,618)	(3,356)	478
Brazil	(100)	(399)	(21)
Total (loss)/profit before income taxes and noncontrolling interest	$(6,084)	$(61,050)	$13,493

Income tax benefit/(expense) is comprised of:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Current	(127)	(2,603)	(1,282)
Deferred	2,093	(1,511)	(360)
Total Argentina	$1,966	$(4,114)	$(1,642)
Current	(8)	1	(45)
Deferred	(4)	5	7
Total Brasil	$(12)	$6	$(38)
Current	(76)	(206)	(54)
Deferred	(236)	(373)	(90)
Total Paraguay	$(312)	$(579)	$(144)
Current	—	—	—
Deferred	—	(642)	—
Total Uruguay	—	(642)	—
Total income tax (expense)/ benefit	$1,642	$(5,329)	$(1,824)

The net loss subject to income taxes corresponds to the operations in Argentina, Brazil, Paraguay, and the cabotage operations in Uruguay:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expense/(benefit) before income taxes and noncontrolling interest	$(6,084)	$(61,050)	$13,493
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	$(3,259)	$40,145	$(23,004)
Net loss subject to income taxes	$(9,343)	$(20,905)	$(9,511)

Reconciliation of taxes calculated based on statutory tax rates to income tax benefit/(expense):

	December 31, 2022	December 31, 2021	December 31, 2020
Income tax calculated at the tax rates applicable to profits in the respective countries benefit/(expense)	$1,693	$5,012	$930
Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	$(532)	$(4,231)	$(845)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$756	$874	$129
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	$—	$(2,112)	$—
Other local GAAP and local tax return adjustments	$(275)	$(4,872)	$(2,038)
Total income tax benefit/(expense)	$1,642	$(5,329)	$(1,824)

The components of deferred income taxes included on the consolidated financial position were as follows:

	December 31, 2022	December 31, 2021
Deferred income tax assets:
Property, plant and equipment, net	$390	$—
Total current deferred income tax assets	$390	$—
Deferred income tax assets:
Future deductible differences	68	82
Property, plant and equipment, net	942	—
Total non-current deferred income tax assets	$1,010	$82
Total deferred income tax assets	$1,400	$82
Deferred income tax liability:
Intangible assets	(3,117)	(3,740)
Property, plant and equipment, net	(4,117)	(4,255)
Tax inflation adjustment in Argentina	(485)	(1,319)
Other	(2,243)	(1,181)
Total deferred income tax liability	$(9,962)	$(10,495)
Net deferred income tax liability	$(8,562)	$(10,413)

The evolution of the deferred income tax assets and liabilities included on the consolidated financial position was as follows:

Deferred income tax assets	Future deductible differences	Property, plant and equipment	Total Deferred Income Tax Assets
At January 1, 2020	$785	$—	$785
Variance of nondeductible unpaid intercompany balances	488	—	488
Other	(582)	—	(582)
At December 31, 2020	$691	$—	$691
Variance of nondeductible unpaid intercompany balances	(466)	—	(466)
Nondeductible impact of vessel impairment	(642)	—	(642)
Changes in income tax rate	80	—	80
Other	419	—	419
At December 31, 2021	$82	$—	$82
Future deductible CPI adjusted tax depreciations	—	1,332	1,332
Other	(14)	—	(14)
At December 31, 2022	$68	$1,332	$1,400

Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2020	$(3,745)	$(3,225)	$(1,305)	$(8,275)
Depreciations and Amortizations	446	71	—	517
Tax inflation adjustment in Argentina	—	—	(1,448)	(1,448)
Other	—	—	623	623
At December 31, 2020	$(3,299)	$(3,154)	$(2,130)	$(8,583)
Depreciations and Amortizations	488	82	—	570
Changes in income tax rate	(929)	(1,183)	—	(2,112)
Tax inflation adjustment in Argentina	—	—	477	477
Other	—	—	(847)	(847)
At December 31, 2021	$(3,740)	$(4,255)	$(2,500)	$(10,495)
Depreciations and Amortizations	623	138	—	761
Tax inflation adjustment in Argentina	—	—	834	834
Other	—	—	(1,062)	(1,062)
At December 31, 2022	$(3,117)	$(4,117)	$(2,728)	$(9,962)